3. SUMMARY OF MATERIAL ACCOUNTING POLICY INFORMATION: (m) Right-of-use assets and lease liabilities: Schedule of Expected life and residual values for the Company's right of use asset (Tables)	12 Months Ended
Jan. 31, 2025
Tables/Schedules
Schedule of Expected life and residual values for the Company's right of use asset	The expected life and residual values for the Company’s right of use asset as at January 31, 2025 was as follows:
	Expected Life	Residual Value
Office Lease	Up to 2 years	-